UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one):	[   ]	is a restatement.
						[   ]	adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Bradford Capital LLC
Address:	One Montgomery Street, Suite 3300
		San Francisco, CA 94104

Form 13F File Number:	28-06081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joseph Doncheski
Title:		Managing Director
Phone:		(415) 352-6234

Signature, Place, and Date of Signing:

/s/ Joseph Doncheski, 	San Francisco, California,	November 1, 2002

Report Type (Check only one):

[ x ]	13F HOLDING REPORT.  (Check here if all holdings of this reporting manager are reported in this report).

[   ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[   ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).



Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	24

Form 13F Information Table Value Total:	$27,162,658

List of Other Included Managers:	None


Form 13F Information Table


Name of Issuer Title Value Shares or PutInvestmOther Voting Authority
               of ClaCusip x ($10Prn AmouSh/PCalDiscretManageSoleSharNone



Altera Corp          COM  214411   954 110,000 SH            SOLE N/A 110000

Apple Computer Inc   COM  378331 1,486 102,450 SH            SOLE N/A 102450

Atmel Corp           COM  495131   805 759,050 SH            SOLE N/A 759,050

AVX Corp             COM  244410   664  76,650 SH            SOLE N/A 76,650

Broadcom Corp        COM  111320   816 108,350 SH            SOLE N/A 108,350

Cisco Systems Inc    COM  17275R   943  90,000 SH            SOLE N/A 90,000

Dell Computer Corpor COM  247025 1,105  47,000 SH            SOLE N/A 47,000

EBAY Inc             COM  278642 1,143  21,650 SH            SOLE N/A 21,650

Electronic Arts      COM  285512 1,319  20,000 SH            SOLE N/A 20,000

Intel Corp           COM  458140 1,042  75,000 SH            SOLE N/A 75,000

Intuit Inc           COM  461202 1,323  29,050 SH            SOLE N/A 29,050

KEMET Corp           COM  488360 1,318 154,100 SH            SOLE N/A 154,100

Linear Technology Co COM  535678   974  47,000 SH            SOLE N/A 47000

Maxim Intergrated Pr COM  57772K 1,120  45,250 SH            SOLE N/A 45250

Microsoft Corp       COM  594918 1,050  24,000 SH            SOLE N/A 24000

Motorola Inc         COM  620076 1,559 153,100 SH            SOLE N/A 153100

QUALCOMM Inc         COM  747525 1,458  52,800 SH            SOLE N/A 52800

Sanmina-SCI Corp     COM  800907   859 310,000 SH            SOLE N/A 310000

Solectron Corporatio COM  834182 1,118 530,000 SH            SOLE N/A 530000

Sun Microsystems Inc COM  866810 1,278 493,300 SH            SOLE N/A 493300

Symantec Corp        COM  871503 1,164  34,600 SH            SOLE N/A 34600

Veritas Software Cor COM  923436 1,196  81,500 SH            SOLE N/A 81500

Vishay Intertechnolo COM  928298 1,391 158,050 SH            SOLE N/A 158,050

Xilinx Inc           COM  983919 1,081  68,250 SH            SOLE N/A 68,250